						Exhibit 99.1
Semi-Annual Servicer’s Certificate
AEP Texas Inc., as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Inc., as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jan-2019	to	Jun-2019
		Payment Date:	7/1/2019

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 1/19 Collection Period (1)				14,061,732.41
	ii.	Remittances for the 2/19 Collection Period				14,050,832.43
	iii.	Remittances for the 3/19 Collection Period				14,404,530.69
	iv.	Remittances for the 4/19 Collection Period				14,650,185.57
	v.	Remittances for the 5/19 Collection Period				13,920,169.18
	vi.	Remittances for the 6/19 Collection Period (2)				14,041,142.65
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			99,769.35
		ix.	Investment Earnings on Excess Funds Subaccount			133,735.86
		x.	Investment Earnings on General Subaccount			559,890.72
	xi.	General Subaccount Balance (sum of i through x above)				85,921,988.86

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				11,434,004.53
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				106,054,493.39

	(1) January remittances include the previous year's true-up, which was settled on January 25, 2019.
	(2) June remittances do not include the previous year's true-up, which will be settled on July 25, 2019.

2.	Outstanding Amounts as of Prior Payment Date:

	Series 2006-1
	i.	Class A-1 Outstanding Amount				0.00
	ii.	Class A-2 Outstanding Amount				0.00
	iii.	Class A-3 Outstanding Amount				0.00
	iv.	Class A-4 Outstanding Amount				0.00
	v.	Class A-5 Outstanding Amount				287,031,686.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				287,031,686.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				287,031,686.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
	Series 2006-1 Principal					Due
	i.	Class A-1				0.00
	ii.	Class A-2				0.00
	iii.	Class A-3				0.00
	iv.	Class A-4				0.00
	v.	Class A-5				84,440,959.00
	vi.	For all Series 2006-1 Notes				84,440,959.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
	Series 2006-1 Interest		Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	0.00	0.00
	viii.	Class A-2	4.98%	180	0.00	0.00
	ix.	Class A-3	5.09%	180	0.00	0.00
	x.	Class A-4	5.17%	180	0.00	0.00
	xi.	Class A-5	5.31%	180	287,031,686.00	7,615,381.18
	xii.	For all Series 2006-1 Notes				7,615,381.18

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			0.00
ii.	Servicing Fee			434,925.00
iii.	Administration Fee			50,000.00
iv.	Operating Expenses			17,751.00
v.	Semi-Annual Interest (including any past-due for prior periods)			7,615,381.18
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Interest Payment	0.00	$0.0000
2.	Class A-2 Interest Payment	0.00	$0.0000
3.	Class A-3 Interest Payment	0.00	$0.0000
4.	Class A-4 Interest Payment	0.00	$0.0000
5.	Class A-5 Interest Payment	7,615,381.18	$15.3939
		7,615,381.18
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			0.00
	Maturity Date
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	0.00	$0.0000
5.	Class A-5 Principal Payment	0.00	$0.0000
		0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			84,440,959.00
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	0.00	$0.0000
5.	Class A-5 Principal Payment	84,440,959.00	$170.6912
		84,440,959.00
	{Add Other Series as Applicable}

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	99,769.35
	x.	Deposit to Excess Funds Subaccount	4,697,207.86
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	106,054,493.39

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

	Series 2006-1

	i.	Class A-1 Outstanding Amount	0.00
	ii.	Class A-2 Outstanding Amount	0.00
	iii.	Class A-3 Outstanding Amount	0.00
	iv.	Class A-4 Outstanding Amount	0.00
	v.	Class A-5 Outstanding Amount	202,590,727.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes	202,590,727.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes	202,590,727.00

	viii.	Excess Funds Subaccount Balance	4,697,207.86
	ix.	Capital Subaccount Balance	8,698,500.00
	x.	Aggregate Collection Account Balance	13,395,707.86

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	11,567,740.39
	iii.	Capital Subaccount	8,798,269.35
	iv.	Total Withdrawals	20,366,009.74

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		0.00

	i.	Semi-annual Interest

	Series 2006-1

	1.	Class A-1 Interest Payment	0.00
	2.	Class A-2 Interest Payment	0.00
	3.	Class A-3 Interest Payment	0.00
	4.	Class A-4 Interest Payment	0.00
	5.	Class A-5 Interest Payment	0.00
			0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	0.00

	Series 2006-1

	1.	Class A-1 Principal Payment	0.00
	2.	Class A-2 Principal Payment	0.00
	3.	Class A-3 Principal Payment	0.00
	4.	Class A-4 Principal Payment	0.00
	5.	Class A-5 Principal Payment	0.00
			0.00

		{Add Other Series as Applicable}

8	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount	0.00
			0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 28th day of June, 2019.

/s/ Renee V. Hawkins

AEP TEXAS Inc., as Servicer
by: Renee V. Hawkins
title: Assistant Treasurer